Consolidated Statements of Operations - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Operating and formation costs	$ (5,000)	$ (1,570,165)
Loss from operations	(5,000)	(1,570,165)
Other income (expense):
Interest income – bank		65
Interest earned on marketable securities held in Trust Account		21,238
Change in fair value of warrants		(4,795,400)
Transaction cost – warrants		(520,319)
Total other expense, net		(5,294,416)
Net loss	$ (5,000)	$ (6,864,581)
Other comprehensive (loss) income:
Weighted average shares outstanding of Class A ordinary shares (in Shares)		21,235,616
Basic and diluted net loss per share, Class A (in Dollars per share)		$ (0.25)
Weighted average shares outstanding of Class B ordinary shares (in Shares)	5,000,000	5,692,466
Basic and diluted net loss per share, Class B (in Dollars per share)		$ (0.25)
Blade Therapeutics, Inc.
Loss from operations		$ (30,714,000)	$ (32,739,000)
Interest expense, net		(2,560,000)	(965,000)
Change in fair value of convertible notes, tranche obligation and warrant liability		(3,402,000)	(2,677,000)
Other income (expense), net		(2,851,000)	369,000
Loss before provision for income taxes		(39,527,000)	(36,012,000)
Provision for income taxes		(2,000)	(1,000)
Other income (expense):
Net loss		(39,529,000)	(36,013,000)
Other comprehensive (loss) income:
Foreign currency exchange (loss) gain, net		363,000	(472,000)
Comprehensive loss		(39,166,000)	(36,485,000)
Net loss attributable to common stockholders, basic and diluted		$ (39,529,000)	$ (36,013,000)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted (in Shares)		13,210,927	9,006,819
Net loss per share attributable to common stockholders, basic and diluted (in Dollars per share)		$ (2.99)	$ (4)
Operating expenses
Research and development		$ 21,675,000	$ 26,892,000
General and administrative		9,039,000	5,847,000
Total operating expenses		$ 30,714,000	$ 32,739,000